Lincoln ChoicePlus AssuranceSM (A Share) Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2023
This updating summary prospectus summarizes certain changes to key features of the Lincoln ChoicePlus AssuranceSM (A Share) variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln ChoicePlus AssuranceSM (A Share) contract.
The prospectus for the Lincoln ChoicePlus AssuranceSM (A Share) variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-888-868-2583, send an email request to
CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Contract.
1

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105.
•
Effective August 22, 2022, the Investment Requirements were updated to reflect the addition of the LVIP Channing Small Cap Value Fund, LVIP Delaware High Yield Fund, LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund to existing Living Benefit Rider Investment Requirement options. Please refer to Appendix B – Investment Requirements for additional information on these requirements.
•
Lincoln ProtectedPaySM lifetime income suite is a suite of optional riders available for purchase, subject to availability and broker-dealer approval, that provides:
•
Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•
An Enhancement that increases the Protected Income Base if certain criteria are met;
•
Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income after the Enhancement; and
•
Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
•
Lincoln ProtectedPaySM is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time the rider is elected. The initial Purchase Payment or Contract Value (if elected after the Contract is issued) must be at least $25,000. Rider elections are just to Home Office approval if your Contract Value totals $2 million or more.
•
If you purchase a Lincoln ProtectedPaySM rider, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. Certain rider options have more restrictive Investment Requirements than others. In addition, the fixed account is not available except for use with dollar cost averaging.
•
The rider suite provides flexible investment and income choices to meet your individual needs by offering six different options.
•
The following changes apply to 4LATER® Select Advantage riders elected on and after November 28, 2022 (subject to state availability):
•
the current protected lifetime income fee may increase annually after ten years from the rider effective date;
•
the Guaranteed Maximum Annual Fee is higher;
•
the Enhancement Period does not reset;
•
the Protected Income Base is the highest of the previous Protected Income Base, Account Value Step-up, or Enhancement Value.
Fund Name Changes:

Former Fund Name	New Fund Name
AB VPS Small/Mid Cap Value Portfolio	AB VPS Discovery Value Portfolio
LVIP BlackRock Global Real Estate Fund	LVIP BlackRock Real Estate Fund
LVIP Delaware REIT Fund	LVIP Delaware U.S. REIT Fund
LVIP Global Income Fund	LVIP Mondrian Global Income Fund
LVIP SSGA Conservative Structured Allocation Fund	LVIP Structured Conservative Allocation Fund
LVIP SSGA Developed International 150 Fund	LVIP Franklin Templeton Multi-Factor International Equity Fund
2

Former Fund Name	New Fund Name
LVIP SSGA Emerging Markets 100 Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP SSGA Large Cap 100 Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP SSGA Moderate Structured Allocation Fund	LVIP Structured Moderate Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP SSGA Small-Mid Cap 200 Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Fund Additions:
•
First Trust Growth Strength Portfolio (Class I): To provide capital appreciation.
This fund will be available on or about May 22, 2023. Consult your registered representative.
•
First Trust International Developed Capital Strength Portfolio (Class I): To provide capital appreciation.
This fund will be available on or about May 22, 2023. Consult your registered representative.
•
LVIP Channing Small Cap Value Fund (Service Class): To seek long-term capital appreciation.
This fund was made available on or about August 22, 2022.
•
LVIP JPMorgan Mid Cap Value Fund (Service Class): Capital growth over the long term.
This fund will be available on or about May 22, 2023. Consult your registered representative.
•
LVIP JPMorgan Small Cap Core Fund (Service Class): Capital growth over the long term.
This fund will be available on or about May 22, 2023. Consult your registered representative.
•
LVIP JPMorgan U.S. Equity Fund (Service Class): High total return.
This fund will be available on or about May 22, 2023. Consult your registered representative.
Fund Adoptions:
•
The JPMorgan Insurance Trust Core Bond Portfolio was adopted by the LVIP JPMorgan Core Bond on May 1, 2023. Consult your registered representative.
Fund Liquidations:
•
The JPMorgan Insurance Trust Global Allocation Portfolio was liquidated on April 25, 2023. Any investments not transferred to another fund prior to that date were automatically transferred to the LVIP Government Money Market Fund.
Fund Reopening:
•
LVIP Delaware High Yield Fund (Service Class): Total return and, as a secondary objective, high current income.
This fund was reopened to all Contractowners on or about August 22, 2022.
3

Important Information You Should Consider About the Lincoln ChoicePlus AssuranceSM (A Share) Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.			•N/A
Transaction Charges
A front-end load, or sales charge, of up to 5.50% will be applied to all initial and subsequent Gross Purchase Payments that you make. The sales charge is based on the
Contractowner's investment amount at the time each Gross Purchase Payment is made.
•Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. For contracts purchased as part of a Fee-Based Financial Plan, these charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.21%[1]	0.76%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.31%[1]	0.81%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	0.56%[1]	1.06%[1]
	Base Contract – Estate Enhancement Benefit	1.26%[1]	1.26%[1]
	Investment options (fund fees and expenses)	0.48%[1]	5.00%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.75% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract.

	Lowest Annual Cost: $1,957	Highest Annual Cost: $8,651
	Assumes:	Assumes:

•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits, fund fees and
expenses
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

4

	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Charges and Other Deductions •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-888-
868-2583 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
•Principal Risks •Investments of the Variable Annuity Account
Optional Benefits
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•You are required to have a certain level of Contract Value for some new rider elections.
•We may modify or stop offering an optional benefit that is currently available at any time.
•If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
•If you purchase your Contract as part of a Fee-Based Financial Plan and elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the
Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•The Contracts •Living Benefit Riders •Appendix B – Investment Requirements •Appendix C — Discontinued Death Benefit and Living Benefit Riders
5

	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
•If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
•The Contracts - Replacement of Existing Insurance
6

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B (formerly AB VPS Small/Mid Cap Value Portfolio)	1.05%	-15.82%	3.62%	9.06%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class II	0.87%[2]	-0.46%	7.70%	10.12%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2 This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.	0.66%[2]	-24.74%	7.06%	10.15%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2 This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.	0.91%[2]	-29.55%	2.79%	6.84%
Growth of capital.	American Funds Growth Fund - Class 2 This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2 This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.	0.53%	-16.49%	7.83%	11.54%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds International Fund - Class 2 This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.01%	-32.42%	7.11%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	-25.50%	4.95%	8.95%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B	1.21%	-7.74%	2.50%	2.14%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.72%	-18.19%	6.93%	8.63%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	-26.49%	8.39%	11.15%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.85%[2]	-14.04%	3.68%	5.53%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.86%	-24.64%	12.14%	14.52%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	-14.97%	5.68%	9.69%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	-10.68%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio – Class I This fund will be available on or about May 22, 2023. Please consult your registered representative.	1.20%	N/A	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I This fund will be available on or about May 22, 2023. Consult your registered representative.	1.20%[2]	-19.38%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.20%	-12.20%	4.06%	6.75%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	-16.19%	2.46%	5.44%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.71%	-5.47%	4.30%	5.51%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.81%	-5.59%	4.19%	5.40%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II advised by Legg Mason Partners Fund Advisor, LLC	0.95%	-14.33%	3.31%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.94%	-7.43%	3.15%	6.73%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.04%	-7.47%	3.05%	6.62%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5]	0.57%	-12.06%	8.51%	11.69%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
Capital Appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	1.19%[2]	-7.73%	5.81%	N/A
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II This fund is not available in contracts issued before November 15, 2010.	1.04%	-25.02%	6.67%	9.74%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Small Capitalization Fund - Service Class II This fund is not available in contracts issued before November 15, 2010.	1.32%[2]	-29.85%	2.38%	6.41%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II This fund is not available in contracts issued before November 15, 2010.	0.95%	-30.19%	10.74%	13.24%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II This fund is not available in contracts issued before November 15, 2010.	0.89%	-16.80%	7.45%	11.15%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II This fund is not available in contracts issued before November 15, 2010.	1.16%	-21.07%	-1.40%	3.53%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.89%[2]	-2.53%	5.57%	6.99%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	1.18%[2]	-18.06%	0.85%	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	0.76%[2]	-16.81%	1.54%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	0.74%[2]	-16.81%	2.37%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.94%[2]	-26.92%	6.12%	8.28%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.97%[2]	-23.76%	6.49%	6.77%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class	1.12%	N/A	N/A	N/A
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	1.03%[2]	-17.74%	5.69%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Service Class[3]	1.04%[2]	-11.66%	1.78%	2.93%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class[3]	1.03%	-27.88%	8.41%	11.16%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Service Class[3]	0.96%[2]	-11.43%	2.61%	5.13%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class	0.87%[2]	-13.64%	0.61%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1.01%	-11.38%	-1.47%	1.89%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.74%[2]	-15.54%	8.33%	11.60%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.74%	-14.12%	7.84%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.86%[2]	-14.90%	6.46%	8.38%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	0.99%[2]	-19.20%	6.58%	N/A
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.97%[2]	-12.28%	3.30%	4.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	1.04%[2]	-19.74%	N/A	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1.01%[2]	-15.61%	1.14%	3.26%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class	1.00%[2]	-18.88%	0.80%	3.48%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	0.92%[2]	-7.26%	5.18%	N/A
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class (formerly JPMorgan Insurance Trust Core Bond Portfolio)	0.76%	-12.74%	-0.11%	0.83%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.92%[2]	-10.46%	1.80%	3.23%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your registered representative.	0.98%	N/A	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class	0.91%[2]	-13.55%	1.53%	3.47%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1.01%[2]	-9.39%	3.88%	6.44%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your registered representative.	1.01%	-19.56%	3.79%	9.29%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class This fund will be available on or about May 22, 2023. Please consult your registered representative.	0.92%	-18.89%	9.97%	12.93%
Capital Appreciation. A fund of funds.	LVIP MFS International Equity Managed Volatility Fund - Service Class	1.16%[2]	-16.47%	2.02%	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1.14%[2]	-18.22%	3.48%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.76%[2]	-5.12%	0.32%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	-14.96%	1.99%	3.45%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.75%[2]	-21.39%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.81%[2]	-14.54%	1.62%	3.31%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	-14.53%	1.24%	4.06%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class	0.85%[2]	-17.04%	-1.24%	N/A
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Service Class	0.72%[2]	-17.00%	7.08%	N/A
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid- sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class	0.60%[2]	-13.61%	6.07%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.75%	-16.09%	3.22%	5.45%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	-3.69%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	0.85%[2]	-18.57%	2.04%	N/A
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.85%	-13.52%	1.72%	3.41%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.83%	-13.35%	2.81%	5.36%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Service Class This fund is not available in contracts issued on or after June 30, 2009.	0.91%[2]	-15.39%	3.27%	4.41%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Service Class This fund is not available in contracts issued on or after June 30, 2009.	0.93%[2]	-17.07%	3.94%	4.98%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Service Class This fund is not available in contracts issued on or after June 30, 2009.	0.95%[2]	-17.95%	4.70%	5.61%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	1.05%[2]	-21.76%	N/A	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1.02%[2]	-20.33%	1.99%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class	0.61%	-13.58%	-0.86%	0.15%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class	0.77%	-16.62%	-0.67%	N/A
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.99%[2]	-31.80%	9.30%	12.77%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	-9.84%	4.91%	7.07%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class This fund is not available in contracts issued on or after January 9, 2017.	1.39%[2]	8.66%	6.94%	-1.66%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.92%	-15.99%	5.82%	7.86%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	-3.13%	9.26%	11.76%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2	0.77%[2]	-4.95%	-2.32%	-0.78%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
5
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you are subject to Investment Requirements. This requirement means you are limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you are not able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing Contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your Contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your Contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your Contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln ProtectedPay Secure CoreSM, Lincoln ProtectedPay Secure PlusSM, Lincoln ProtectedPay Secure MaxSM	On or after November 28, 2022	Option 3 for Managed Risk riders
Lincoln ProtectedPay Select CoreSM, Lincoln ProtectedPay Select PlusSM, Lincoln ProtectedPay Select MaxSM	On or after November 28, 2022	Option 3
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after April 2, 2012	Option 3 for Managed Risk riders
4LATER® Advantage (Managed Risk)	On or after July 16, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
Lincoln Max 6 SelectSM Advantage	On or after May 22, 2017	Option 3
Lincoln IRA Income PlusSM	On or after January 14, 2019	Option 3
4LATER® Select Advantage	On or after January 9, 2017	Option 3

If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after August 29, 2016	Option 3
Lincoln Market Select® Advantage	On or after October 5, 2015	Option 3
Lincoln Long-Term CareSM Advantage	On or after April 11, 2011	Option 3
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3

Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•
AB VPS Discovery Value Portfolio
•
AB VPS Sustainable Global Thematic Growth Portfolio
•
American Funds Global Growth Fund
•
American Funds Global Small Capitalization Fund
•
American Funds International Fund
•
Delaware VIP® Emerging Markets Series
•
Delaware VIP® Small Cap Value Series
•
Fidelity® VIP Mid-Cap Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Income VIP Fund
•
Franklin Mutual Shares VIP Fund
•
Invesco V.I. EQV International Growth Fund
•
LVIP Baron Growth Opportunities Fund
•
LVIP BlackRock Real Estate Fund
•
LVIP Blended Mid Cap Managed Volatility Fund
•
LVIP Channing Small Cap Value Fund
•
LVIP Delaware High Yield Fund
•
LVIP Delaware Mid Cap Value Fund
•
LVIP Delaware SMID Cap Core Fund
•
LVIP Delaware U.S. REIT Fund
•
LVIP Dimensional International Equity Managed Volatility Fund
•
LVIP Franklin Templeton Global Equity Managed Volatility Fund
•
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
•
LVIP Franklin Templeton Multi-Factor International Equity Fund
•
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
•
LVIP JPMorgan High Yield Fund
•
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•
LVIP MFS International Growth Fund
•
LVIP Mondrian International Value Fund
•
LVIP Multi-Manager Global Equity Managed Volatility Fund
•
LVIP SSGA Emerging Markets Equity Index Fund
•
LVIP SSGA International Index Fund
•
LVIP SSGA Small-Cap Index Fund
•
LVIP T. Rowe Price 2040 Fund
•
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•
LVIP Vanguard International Equity ETF Fund
•
LVIP Wellington SMID Cap Value Fund
•
MFS® VIT Growth Series
•
MFS® VIT Utilities Series

All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, DWS Alternative Asset Allocation VIP Portfolio, First Trust Captial Strength Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, portfolio rebalancing will be paused until updated allocation instructions are received from you. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.
take no action and be subject to the quarterly rebalancing as described above; or
3.
terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.
if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of Contract Value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP JPMorgan Core Bond Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund
	All other Subaccounts except those in Group 3 and as discussed below.	DWS Alternative Asset Allocation VIP Portfolio LVIP Delaware U.S. REIT Fund LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
The ClearBridge Variable Mid Cap Portfolio, First Trust Capital Strength Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your Contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•
American Century VP Balanced Fund
•
Fidelity® VIP Balanced Portfolio
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Income VIP Fund
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware High Yield Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Delaware Wealth Builder Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP Mondrian Global Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP T. Rowe Price 2020 Fund
•
LVIP T. Rowe Price 2030 Fund
•
LVIP T. Rowe Price 2040 Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund
•
Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP Structured Conservative Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your Contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
If you elect Lincoln ProtectedPay Secure CoreSM, Lincoln ProtectedPay Secure PlusSM, Lincoln ProtectedPay Secure MaxSM, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect Lincoln IRA Income PlusSM, you must allocate your Contract Value in accordance with the Investment Requirements for the Lincoln IRA Income PlusSM section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
For certain Living Benefit Riders, the Subaccounts of your Contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.

For all Living Benefit Riders, we may add or remove Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must currently allocate 100% of your Account Value among one or more of the following Subaccounts only.
•
LVIP American Century Select Mid Cap Managed Volatility Fund
•
LVIP BlackRock Dividend Value Managed Volatility Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Blended Large Cap Growth Managed Volatility Fund
•
LVIP Blended Mid Cap Managed Volatility Fund
•
LVIP ClearBridge Franklin Large Cap Managed Volatility Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Dimensional International Equity Managed Volatility Fund
•
LVIP Dimensional U.S. Equity Managed Volatility Fund
•
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
•
LVIP Franklin Templeton Global Equity Managed Volatility Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP Invesco Select Equity Income Managed Volatility Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•
LVIP MFS International Equity Managed Volatility Fund
•
LVIP Multi-Manager Global Equity Managed Volatility Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA International Managed Volatility Fund
•
LVIP SSGA Large Cap Managed Volatility Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP SSGA SMID Cap Managed Volatility Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Option 3 – Investment Requirements for other Managed Risk Riders . If you elect Lincoln ProtectedPay Secure CoreSM, Lincoln ProtectedPay Secure PlusSM, Lincoln ProtectedPay Secure MaxSM, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) from one of these riders (if applicable), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on or after May 18, 2020, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP JPMorgan Core Bond Fund
LVIP Mondrian Global Income Fund (not available
for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

LVIP American Century Select Mid Cap Managed
Volatility Fund
LVIP BlackRock Dividend Value Managed
Volatility Fund
LVIP BlackRock Global Allocation Managed Risk
Fund
LVIP BlackRock Global Growth ETF Allocation
Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation
Managed Risk Fund
LVIP Blended Large Cap Growth Managed
Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap
Managed Volatility Fund
LVIP Dimensional International Equity Managed
Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility
Fund
LVIP Fidelity Institutional AM® Select Core Equity
Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed
Volatility Fund
LVIP Global Aggressive Growth Allocation
Managed Risk Fund
LVIP Global Conservative Allocation Managed
Risk Fund
LVIP Global Growth Allocation Managed Risk
Fund
LVIP Global Moderate Allocation Managed Risk
Fund
LVIP Invesco Select Equity Income Managed
Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed
Volatility Fund
LVIP MFS International Equity Managed Volatility
Fund
LVIP Multi-Manager Global Equity Managed
Volatility Fund
LVIP SSGA Global Tactical Allocation Managed
Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed
Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
No subaccounts at this time.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Global Aggressive Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP Mondrian Global Income Fund (not available for riders purchased on or after May 21, 2018)
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
Additionally, Contract Value or Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3—Investment Requirements for Lincoln IRA Income PlusSM. If you elect Lincoln IRA Income PlusSM, you must allocate 100% of your Contract Value among the following Subaccounts:
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•
AB VPS Sustainable Global Thematic Portfolio
•
ClearBridge Variable Mid Cap Portfolio
•
Delaware VIP® Emerging Markets Series
•
DWS Alternative Asset Allocation VIP Portfolio
•
Fidelity® VIP Growth Portfolio
•
Franklin Allocation VIP Fund
•
LVIP American Global Small Capitalization
•
LVIP BlackRock Real Estate Fund
•
LVIP Delaware U.S. REIT Fund
•
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
•
LVIP Mondrian Global Income Fund
•
LVIP SSGA Emerging Markets Equity Index Fund
•
LVIP T. Rowe Price Growth Stock Fund
•
MFS®VIT Utilities Series
•
PIMCO VIT CommodityRealReturn® Strategy Portfolio
•
Templeton Global Bond VIP Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: Active-Passive Global Growth Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln ProtectedPay Select CoreSM, Lincoln ProtectedPay Select PlusSM, Lincoln ProtectedPay Select MaxSM, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, 4LATER® Select Advantage or Lincoln Long-Term CareSM Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners) or i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts. Not all funds may be available in your Contract, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP JPMorgan Core Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative Growth Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Channing Small Cap Value Fund
LVIP Delaware High Yield Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware SMID Cap Core Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
LVIP Delaware Value Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington SMID Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Century VP Balanced Fund
•
Fidelity® VIP Balanced Portfolio
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Delaware Wealth Builder Fund
•
LVIP Global Aggressive Growth Allocation Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund

•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund
The fixed account is only available for dollar cost averaging.
Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For i4LIFE® Advantage Guaranteed Income Benefit (version 4) and Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP JPMorgan Core Bond Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital
Strength
First Trust/Dow Jones Dividend & Income
Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative
Growth Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Delaware High Yield Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware SMID Cap Core Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
LVIP Delaware Value Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor
International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap
Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap
Equity Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund

AB VPS Sustainable Global Thematic Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Real Estate Fund
LVIP Delaware U.S. REIT Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value

LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index
Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive
Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth
Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington SMID Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Century VP Balanced Fund
•
Fidelity® VIP Balanced Portfolio
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Delaware Wealth Builder Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP Mondrian Global Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund

Option 3 – Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP JPMorgan Core Bond Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.
AB VPS Sustainable Global Thematic Portfolio
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Real Estate Fund
LVIP Delaware U.S. REIT Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series

The ClearBridge Variable Mid Cap Portfolio, Franklin Templeton Founding Investment Strategy and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Century VP Balanced Fund
•
Fidelity® VIP Balanced Portfolio
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Income VIP Fund
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware High Yield Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Delaware Wealth Builder Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP Mondrian Global Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP T. Rowe Price 2020 Fund
•
LVIP T. Rowe Price 2030 Fund
•
LVIP T. Rowe Price 2040 Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your Contract) made available to you by your broker-dealer. If so, currently 100% of the Contract

Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your Contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your Contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-138190; 811-08517
EDGAR Contract Identifier C000041381